Basis Of Presentation The Company's Activities And Consolidation Scope (Details) € in Millions	Dec. 31, 2024 EUR (€)
Assets classified as held for sale [Member]
Disclosure of detailed information about assets and liabilities that are classified as discontinued operations in services division [Line Items]
Other intangible assets	€ 9
Property, plant and equipment	39
Other non-current assets	4
Non-current assets	52
Trade and other current receivables	1
Cash and cash equivalents	1
Other current assets	2
Current assets	4
Liabilities classfied as held for sale [Member]
Disclosure of detailed information about assets and liabilities that are classified as discontinued operations in services division [Line Items]
Borrowings liabilities classified as held for sale	17
Other non-current liabilities	4
Non-current liabilities	21
Current borrowings and current portion of non-current borrowings	2
Other current liabilities	1
Current liabilities	€ 3